Revenue and related balances (Tables)	3 Months Ended
Mar. 31, 2026
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2026	2025
	$	$
Subscription revenue	60,643	54,183
Professional services	4,977	3,113
	65,620	57,296